OMB Approval

OMB Number: 3235-0570
Expires: August 31, 2011
Estimated average burden hours per response: 18.9

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number: 811-2957
Keyco Bond Fund, Inc.
(Exact name of registrant as specified in charter)

27777 Franklin Road, Suite 1630 Southfield, Michigan	48034
(Address of principal executive offices)	(Zip code)
Joel D. Tauber, President
Keyco Bond Fund, Inc.
27777 Franklin Road, Suite 1630
Southfield, Michigan 48034
(Name and Address of agent for service)
Registrant’s telephone number, including area code: (248) 353-0790
Date of fiscal year end: September 30
Date of reporting period: September 30, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

KEYCO BOND FUND, INC.

Item 1. Annual Report to Shareholders.
KEYCO BOND FUND, INC.
27777 Franklin Road — Suite 1630
Southfield, Michigan 48034
(248) 353-0790
November 20, 2009
To Our Shareholders:
We are pleased to send you this Annual Report of Keyco Bond Fund, Inc. for the year ended September 30, 2009.
The municipal bond market has improved over the past year. Interest rates have declined resulting in a significant increase in the value of the Fund’s bond portfolio but, as you know, this does not result in additional interest income for the Fund.
The Board of Directors, on November 6, 2009, declared quarterly dividends totaling $0.85 per share for the year ending September 30, 2010. This amount is subject to revision in September 2010 based upon actual net investment income for the year. Dividends are paid quarterly on the first business day of February, May, August and November.
Taxable dividends were also declared by the Board of Directors in order to comply with the requirements of the Internal Revenue Code. The Fund paid a total of $123,986 (approximately 9.78 cents per share) as a capital gain dividend for the period November 2008 through October 2009.
The capital gain dividend was included in the November 2009 payment. An IRS Form 1099-DIV will be issued in January 2010 to those shareholders receiving $10 or more of capital gain dividends. An IRS Form 1099-INT will also be issued in January 2010 to shareholders receiving $10 or more of tax-exempt dividends which are reported as tax-exempt interest.
As reported to you in May, it has been determined that the Fund will not have any liability for the Michigan Business Tax. We have received a refund of the estimated taxes paid for the year ended September 30, 2008.
The Annual Meeting of Shareholders of Keyco Bond Fund, Inc. will be held on Tuesday, December 15, 2009, at 10:30 a.m. at 27777 Franklin Road, Suite 1630, Southfield, Michigan, for the purpose of electing Directors and ratifying the selection of Grant Thornton LLP as our auditors.
Gail A. Dishell recently resigned from her positions as Vice President and member of the Board of Directors of the Fund. We are most appreciative of her many years of service to the Fund. The Board of Directors appointed Michael Pullman as her replacement on the Board.

Mark Schlussel and David Page continue to serve as independent outside Directors, and their remuneration remains at $1,500 each per meeting. In addition, the Fund pays Tauber Enterprises, LLC $39,000 annually for certain administrative services and office space rental.
If you have any questions concerning the Fund or the enclosed information, please call me.
On behalf of the Board of Directors,

/s/ Joel D. Tauber
Joel D. Tauber
President

KEYCO BOND FUND, INC.
Management’s Discussion of Fund Performance For the Year Ended September 30, 2009
The Fund’s primary investment objective is to earn as high a level of current interest income exempt from federal income taxes as is available from municipal bonds, consistent with prudent investment management and preservation of capital. Capital appreciation is a minor investment objective of the Fund.
Net Investment Income
The Fund’s net investment income is primarily dependent upon interest rates at the times the bonds in the portfolio were purchased.
Net investment income for the year was $1,165,075 or $.92 per share compared with $1,212,162 or $.96 per share last year. This $47,087 change was the result of a decrease of $76,964 in interest income and a decrease of $29,877 in expenses, primarily due to the recovery of the prior year Michigan Business Tax and a reduction in legal fees paid for the year.
As of September 30, 2009, the weighted average annual yield on the Fund’s portfolio was 5.05% based on cost and 4.84% based on market value.
Valuation of Bonds and Net Asset Value
Because the municipal bonds in the Fund’s portfolio are not actively traded and market quotations are not readily available, the bonds are stated at fair value. The fair value for each bond is provided by the Fund’s custodian, who uses a matrix pricing system.
The Fund’s net asset value is calculated by subtracting the Fund’s liabilities from its assets. The valuation of the Fund’s most significant assets, its bond portfolio, is affected by market interest rates and maturity and call dates. When rates increase, the value of the bond portfolio decreases. When rates decrease, the value of the bond portfolio increases. Longer maturity dates magnify the effect of interest rate changes.
The net asset value of the Fund was $26,151,563 or $20.63 per share at September 30, 2009, an increase of $1,537,590 or $1.21 per share from September 30, 2008. This change is primarily the result of an increase in the value of the bond portfolio caused by a significant decrease in interest rates for short-, mid- and long-term maturities.
The weighted average maturity was 11.9 years, greater than the prior year weighted average maturity of 9.5 years.

Asset Allocation
Based on investment fair value, the bond portfolio is allocated by state/territory as follows:
Other
During the year 12 bonds were either called, matured or sold for total proceeds of $3,850,331. The Fund realized a capital gain of $115,358 which is taxable to the shareholders.
Cash from these dispositions was reinvested in bonds maturing in eighteen to twenty-three years. Portfolio turnover was 15.4%.

KEYCO BOND FUND, INC.
Additional Information
September 30, 2009
Obtaining Quarterly Portfolio Holdings
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. The Fund’s Form N-Q may be viewed and copied at the SEC’s Public Reference Room in Washington DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090. For a complete list of the Fund’s portfolio holdings, a copy of the Fund’s most recent quarterly holding report, semi-annual report, or annual report may be requested by writing Keyco Bond Fund, Inc., 27777 Franklin Road, Suite 1630, Southfield, MI 48034.
Information on Proxy Voting Policies, Procedures and Records
The Fund has not adopted policies and procedures with respect to voting proxies because the Fund does not invest in voting securities. The Fund has not voted any proxies.

Keyco Bond Fund, Inc.
Financial Statements and Report of Independent
Registered Public Accounting Firm
September 30, 2009

Report of Independent Registered Public Accounting Firm
Board of Directors and Shareholders
Keyco Bond Fund, Inc.
We have audited the accompanying statement of assets and liabilities of Keyco Bond Fund, Inc. (“the Fund”) including the schedule of portfolio investments as of September 30, 2009 and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended September 30, 2009 and 2008 and the financial highlights for the five years ended September 30, 2009. These financial statements, financial highlights and schedule are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements, financial highlights and schedule based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements, financial highlights and schedule are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2009, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements, financial highlights and schedule referred to above present fairly, in all material respects, the financial position of Keyco Bond Fund, Inc. as of September 30, 2009, and the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended and the financial highlights for each of the five years in the period ended September 30, 2009, in conformity with accounting principles generally accepted in the United States of America.
/s/ GRANT THORNTON LLP
Southfield, Michigan
October 28, 2009

Keyco Bond Fund, Inc.
Statement of Assets and Liabilities
September 30, 2009

Assets
Investments in securities, at fair value (cost $24,801,536)	$25,891,889
Cash	127,322
Accrued interest receivable	441,183

Total assets	26,460,394

Liabilities
Accounts payable	4,380
Federal income tax withheld	48
Dividends payable	304,403

Total liabilities	308,831

Net Assets	$26,151,563

Net Assets consist of:
Capital stock, $.02 par value; 3,000,000 shares authorized; 1,267,258 shares issued and outstanding	$25,345
Additional paid-in capital	730,733
Retained earnings prior to July 1, 1979	24,093,500
Accumulated undistributed net investment income	211,632
Net unrealized appreciation of investments	1,090,353

$26,151,563

Net Asset Value per share ($26,151,563 / 1,267,258 shares outstanding)	$20.63

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.
Statement of Operations
For the Year Ended September 30, 2009

Interest income		$1,249,339

Expenses
Legal and accounting	$68,782
Custodial fee	17,250
Directors’ fees	3,000
Miscellaneous expense	4,232
Michigan Business Tax	(9,000)

Total expenses		84,264

Net investment income		1,165,075

Realized gain on investments
Proceeds from sales, calls and maturities	3,850,331
Cost of securities sold, called or matured	3,734,973

Realized gain on investments		115,358

Unrealized appreciation of investments
Investments held, September 30, 2009
At cost	24,801,536
At fair value	25,891,889

Unrealized appreciation, September 30, 2009	1,090,353
Less: Unrealized depreciation, September 30, 2008	(448,039)

Unrealized appreciation of investments		1,538,392

Net gain on investments		1,653,750

Increase in net assets resulting from operations		$2,818,825

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.
Statements of Changes in Net Assets
For the Years Ended September 30,

	2009	2008

Net assets, beginning of year	$24,613,973	$25,804,887

Changes in net assets from operations
Net investment income	1,165,075	1,212,162
Net realized gain on investments	115,358	75,283
Changes in unrealized appreciation (depreciation) of investments	1,538,392	(1,201,138)

Net increase in net assets resulting from operations	2,818,825	86,307

Changes in net assets from capital transactions
Dividends declared from net investment income	(1,165,877)	(1,201,938)
Dividends declared from net capital gains	(115,358)	(75,283)

Total distributions	(1,281,235)	(1,277,221)

Net increase (decrease) in net assets	1,537,590	(1,190,914)

Net assets, end of period (including undistributed net investment income of $211,632 and $212,434 at September 30, 2009 and 2008)	$26,151,563	$24,613,973

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.
Financial Highlights
Contained below are per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements for the years ended September 30.

	2009	2008	2007	2006	2005

Per share operating performance

Net asset value, beginning of period	$19.42	$20.36	$20.67	$21.00	$21.32
Net investment income	0.92	0.96	0.92	0.97	0.93
Net realized and unrealized gain (loss) on investments	1.30	(0.89)	(0.27)	(0.31)	(0.29)

Total from investment operations	2.22	0.07	0.65	0.66	0.64

Less distributions from
Net investment income	(0.92)	(0.95)	(0.92)	(0.97)	(0.93)
Net realized gain on investments	(0.09)	(0.06)	(0.04)	(0.02)	(0.03)

Total distributions	(1.01)	(1.01)	(0.96)	(0.99)	(0.96)

Net asset value, end of period	$20.63	$19.42	$20.36	$20.67	$21.00

Total return per share net asset value (a)	11.4%	0.3%	3.1%	3.1%	3.0%

Ratios and supplemental data

Net assets, end of period (in 000s)	$26,152	$24,614	$25,805	$26,194	$26,610
Ratio of net investment income to average net assets	4.6%	4.7%	4.5%	4.7%	4.4%
Ratio of expenses to average net assets	0.3%	0.4%	0.4%	0.4%	0.3%
Portfolio turnover rate	15.4%	12.4%	11.2%	4.7%	10.9%

(a)	Total investment return based on per share net asset value reflects the percent return calculated on beginning of period net asset value and assumes dividends and capital gain distributions were not reinvested. These percentages are not an indication of the performance of a shareholder’s investment in the Fund.
The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.
Schedule of Portfolio Investments
September 30, 2009

	Principal		Fair
Long-Term State and Municipal Obligations	Amount	Cost	Value

Michigan (36.5% of investment fair value)
Berkley, Michigan, City School District, 5%, May 2019	$425,000	$441,092	$453,938
Detroit, Michigan, FSA, Series A, 5%, April 2019	640,000	601,811	628,627
Detroit, Michigan, City School District, 5.5%, May 2020	385,000	398,463	428,570
Detroit, Michigan, City School District, 5%, May 2022	500,000	517,300	564,180
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2022	250,000	250,000	269,043
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2024	350,000	363,702	362,639
Dundee, Michigan, Community School District, 5.375%, May 2020	365,000	359,525	375,581
Ferndale, Michigan, School District, 5%, May 2022	450,000	474,485	469,602
Grand Ledge, Michigan, Public Schools, 5%, May 2022	400,000	432,496	433,284
Kalamazoo, Michigan, Hospital Finance Authority, Facilities Revenue, Bronson Methodist Hospital, 5.25%, May 2018	145,000	140,959	145,090
Livonia, Michigan, Public Schools, 5.75%, May 2018	380,000	395,200	391,829
Macomb County, Michigan, Building Authority, 5%, March 2021	125,000	125,000	127,379
Michigan Municipal Bond Authority Revenue, Clean Water, State Revolving Fund, 5%, October 2022	325,000	347,633	352,229
Michigan Municipal Bond Authority Revenue, Clean Water, State Revolving Fund, 5%, October 2023	535,000	554,390	561,151
Michigan State Building Authority Revenue, Series 1, 4.75%, October 2021	270,000	281,257	270,329
Michigan State Trunk Line, Series A, 4.75%, November 2020	120,000	107,835	120,701
Novi, Michigan, Building Authority, 5.6%, October 2019	420,000	458,161	445,847
Rockford, Michigan, Public Schools, 5%, May 2028	400,000	415,496	436,660
Saginaw Valley State University General Revenue, Michigan, 5.25%, July 2019	85,000	79,353	86,339
Utica, Michigan, Community Schools, 5%, May 2020	400,000	423,232	427,276
Warren, Michigan, Water and Sewer Revenue, 5.25%, November 2019	500,000	534,250	547,370
Wayland, Michigan, Union School District, 5%, May 2026	650,000	678,178	701,337
West Ottawa, Michigan, Public School District, Series A, 5%, May 2022	125,000	127,302	139,969
West Ottawa, Michigan, Public School District, Series A, 5%, May 2022	440,000	448,105	466,431
Zeeland, Michigan, Public Schools, 5%, May 2023	225,000	235,348	236,043

	8,910,000	9,190,573	9,441,444

Keyco Bond Fund, Inc.
Schedule of Portfolio Investments — Continued
September 30, 2009

	Principal		Fair
Long-Term State and Municipal Obligations	Amount	Cost	Value

Other States and Territories (63.5% of investment fair value)
Birmingham, Alabama, Capital Improvement, 4.5%, December 2029	$375,000	$367,661	$376,346
California State Various Purposes, 5%, June 2024	475,000	483,716	498,679
Colorado State Board of Governors University Enterprise System Revenue, 5.25%, March 2027	200,000	214,120	218,830
District of Columbia, Series A, 4.75%, June 2031	430,000	427,089	451,354
Collier County, Florida, School Board Certificates of Participation, 4.625%, February 2026	425,000	441,516	432,357
Gainesville, Florida, Utilities System Revenue, 6.5%, October 2014	665,000	642,467	775,410
Florida State Turnpike Authority, Turnpike Revenue, Department of Transportation, 5%, July 2027	500,000	500,000	536,450
Hawaii State, Series DN, 5.5%, August 2028	500,000	498,775	571,640
Chicago, Illinois, Board of Education, Dedicated Revenue, 5%, December 2027	470,000	470,000	497,941
Illinois State, 4.85%, October 2024	425,000	435,625	438,464
Southern Illinois University Revenue, 5%, April 2026	750,000	798,225	774,307
Springfield, Illinois, Water Revenue, 5.5%, March 2032	500,000	488,420	555,465
Lawrence, Massachusetts, State Qualified, 5%, April 2027	500,000	531,910	550,425
Clark County, Nevada, 5%, November 2024	300,000	324,111	319,074
Mercer County, New Jersey, Improvement Authority Revenue, State Justice Complex, 6.4%, January 2018	500,000	463,270	601,395
Metropolitan Transportation Authority, New York, Revenue, 5%, November 2025	350,000	361,494	364,707
New York, New York, CIFG-TCRS, CIFG, Series O, 5%, June 2022	325,000	347,051	351,361
New York, New York, TCRS, Series M, 5%, April 2025	315,000	323,026	336,949
New York, New York, City Transitional Finance Authority Future Tax Secured Refunding, Series A-1, 4.375%, November 2024	500,000	498,350	525,175
New York, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue, Series DD, 5.625%, June 2028	500,000	494,450	578,215
Western Nassau County, New York, Water Authority, Water System Revenue, 5%, May 2024	500,000	523,050	529,345
Toledo, Ohio, City School District, 5%, December 2025	250,000	258,100	263,288
Erie County, Hospital Authority PA Revenue, Erie County Geriatric Center, U. S. Treasury, 6.25%, July 2011	195,000	193,744	205,017

Keyco Bond Fund, Inc.
Schedule of Portfolio Investments — Continued
September 30, 2009

	Principal		Fair
Long-Term State and Municipal Obligations	Amount	Cost	Value

Other States and Territories (continued)
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, 6.25%, July 2012	$500,000	$544,085	$542,530
Puerto Rico Electric Power Authority, Power Revenue, Series PP, 5%, July 2023	575,000	617,038	595,044
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, 1998 Series A, 5.375%, October 2013	435,000	454,144	445,505
Puerto Rico Public Finance Corporation Commonwealth Appropriation, 5.375%, June 2017	565,000	560,232	668,875
Canutillo, Texas, Independent School District, 5%, August 2023	450,000	458,931	470,236
Conroe, Texas, Independent School District and Schoolhouse, 5.3%, February 2020	35,000	35,626	35,098
Corpus Christi, Texas, Business and Job Development Corporate Sales Tax Revenue, 5%, September 2021	475,000	483,906	509,029
Frisco, Texas, Certificates of Obligation, 5.25%, February 2018	500,000	527,364	521,265
Houston, Texas, Airport System Revenue, Series B, 5.5%, July 2020	730,000	763,366	770,121
Utah State Building Authority, Lease Revenue, State Facilities Master Lease, 5%, May 2030	400,000	399,968	433,636
Washington State, Series C, 5%, January 2032	365,000	375,191	389,616
Washington State, Various Purpose, Series A, 5%, July 2032	295,000	304,942	317,296

	15,275,000	15,610,963	16,450,445

Total investments	$24,185,000	$24,801,536	$25,891,889

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.
Notes to Financial Statements
1. Significant Accounting Policies
Keyco Bond Fund, Inc. (the “Fund”) has registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management company. The Fund became qualified as a regulated investment company under the Internal Revenue Code on October 1, 1979. Management intends to distribute to the shareholders substantially all earnings from that date. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.
Security Valuation
The Fund has invested substantially all of its assets in long-term state and municipal debt obligations. Investments in these tax-exempt securities are stated at fair value. The fair value of the investments is provided by the Fund’s custodian, who utilizes a matrix pricing system. In the unlikely event that the Fund’s custodian is unable to value one or more of the bonds, the valuation(s) will be obtained from a brokerage firm that markets municipal bonds or a source referred by that brokerage firm. The Fund’s policies require that the Board of Directors (“Board”) be notified that this alternative valuation method was used at the next regularly scheduled meeting of the Board. The ability of issuers of debt instruments held by the Fund to meet their obligations may be affected by economic and political developments in a specific state or region.
Various inputs are used to determine the value of the Fund’s investments. These inputs are summarized in three broad levels listed below:

Level 1:	Quoted prices in active markets for identical securities.
Level 2:	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of the investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the Fund’s investments as of September 30, 2009, based on the inputs used to value them:

		Investments
Valuation Inputs		in Securities

Level 1:	Quoted prices	$—
Level 2:	Other significant observable inputs	25,891,889
Level 3:	Significant unobservable inputs	—

	Total	$25,891,889

Keyco Bond Fund, Inc.
Notes to Financial Statements — Continued
1. Significant Accounting Policies — Continued
Income Taxes
Federal Income Taxes
It is the Fund’s intention to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. Therefore, no federal income tax provision is recorded.
The cost of securities for federal income tax purposes approximates the cost for financial statement purposes. The components of distributable earnings on a tax basis were as follows:

Undistributed net investment income		$211,632
Gross unrealized appreciation	$1,199,841
Gross unrealized depreciation	109,488

Net unrealized appreciation		1,090,353

		$1,301,985

The tax character of distributions paid was as follows:

	September 30,	September 30,
	2009	2008

Tax-exempt income	$1,165,877	$1,115,187
Ordinary income	—	86,751
Long-term capital gains	115,358	75,283

	$1,281,235	$1,277,221

Michigan Business Tax
It has been determined that the Fund has no liability for the Michigan Business Tax which became effective January 1, 2008. The Fund has received a refund of the estimated taxes paid for the year ended September 30, 2008.
The Fund has reviewed all open tax years for federal and State of Michigan tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. There are no unrecognized tax benefits in the financial statements. The Fund’s tax returns are subject to examination for federal purposes for three years from the date of filing and for State purposes for four years from the date of filing. The Fund has not been subject to interest and/or penalties on its tax return filings.

Keyco Bond Fund, Inc.
Notes to Financial Statements — Continued
Other
The Fund follows industry practice and records security transactions on the trade date. Cost of securities sold is determined by specific identification. Distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis.
Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
2. Purchases and Dispositions of Securities
The cost of purchases and the proceeds from dispositions of securities, other than United States government obligations and short-term notes, aggregated $3,826,495 and $3,850,331, respectively for the year ended September 30, 2009.
3. Portfolio Manager
The Fund does not retain the services of an investment advisor or a third-party portfolio manager. The Fund, acting through its officers and with the review provided by the Board, makes investment decisions internally.
4. Related Party Transactions
Legal and accounting expenses incurred include $39,000 for accounting and administrative services provided by an entity owned by an officer of the Fund.
5. Subsequent Events
Subsequent events have been evaluated through October 28, 2009, which is the date the financial statements were issued. Subsequent events have not been evaluated after this date.

Item 2. Code of Ethics.
     As of September 30, 2009, the registrant had adopted a code of ethics applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether such individuals are employed by the registrant or a third-party. A copy of the registrant’s Code of Ethics is available to shareholders upon request. If you would like to receive a copy, please contact Keyco Bond Fund, Inc. at 27777 Franklin Road, Suite 1630, Southfield, Michigan 48034 and one will be sent, without charge, by first-class mail.
Item 3. Audit Committee Financial Expert.
     The Board of Directors of the registrant has determined that the registrant does not currently have a member serving on its Board of Directors that meets the definition of an “audit committee financial expert” as defined in the instructions to this Form N-CSR.
     Although each member of the registrant’s Board of Directors has one or more of the attributes required in order for such person to be determined to be an audit committee financial expert, no member has all of such required attributes. The Directors reviewed the attributes, education, and experience of each member of the registrant’s Board of Directors, the nature of the accounting principles applicable to the registrant, and the registrant’s underlying internal controls and reporting mechanisms and determined that the members of the registrant’s Board of Directors, as a group, have the experience and education necessary to perform the audit committee’s responsibilities, including with respect to the evaluation of the financial statements of the registrant. In addition, the Directors determined that the Board has the resources and authority necessary to discharge its responsibilities, including the authority to retain at any time independent counsel and other advisers and experts.
Item 4. Principal Accountant Fees and Services.
     Information is contained under the caption “Fees of Independent Public Accountant” in the registrant’s Proxy Statement dated November 20, 2009 and is incorporated herein by reference.
     The registrant’s Board of Directors pre-approves all audit and permissible non-audit services rendered to the registrant.
Item 5. Audit Committee of Listed Registrant.
     The registrant’s shares are not listed for trading on a national securities exchange.
Item 6. Schedule of Investments
     This Schedule is included as part of the Report to Shareholders filed under Item 1 hereof.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-end Management Investment Companies.
     Not applicable because the registrant invests exclusively in non-voting fixed income debt securities.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
     Portfolio Manager: Joel D. Tauber, President of the registrant since 1995, has primary responsibility for the day-to-day management of the Fund’s portfolio. He has served as a manufacturing executive, business consultant and investor since prior to 1999. Following is a report of the number and types of other accounts managed by Mr. Tauber and the assets under management in those accounts:
     Registered investment companies            None
     Other pooled investment vehicles            None
     Other accounts:
Mr. Tauber is managing officer of several limited liability companies which invest directly or indirectly in operating businesses and which may also invest in other investment partnerships and/or marketable securities. The value of the total assets held by each of these limited liability companies is not available because most of the investments held by these entities do not have readily available market values.
Mr. Tauber does not receive any advisory fees which are based on the performance of the investments in these limited liability companies.
     Conflicts of Interest: While it is possible for a limited liability company of which Mr. Tauber is managing officer to invest directly in individual municipal bonds, these companies have not done so. It is more likely that, if these entities choose to invest in municipal bonds, they will do so through some type of investment where they will not control or have any influence on which municipal bonds are purchased.
     Since Mr. Tauber receives no advisory fee which is based on the performance of any of the accounts of these companies, no potential conflict of interest exists with regard to advisory fees.
     The registrant has adopted a Code of Ethics and obtains the quarterly transactions and annual holdings of Mr. Tauber and the accounts over which he has signature authority to review the transactions and holdings for possible conflicts of interest.
     Compensation: Mr. Tauber receives no compensation for his services to the registrant.
     Valuation of Ownership: The value of the registrant’s shares beneficially owned by Mr. Tauber is over $1,000,000.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     There were no purchases by or on behalf of the registrant or any “affiliated purchaser” of shares of the registrant’s equity securities during the period covered by this report.
Item 10. Submission of Matters to a Vote of Security Holders.
     Not applicable.
Item 11. Controls and Procedures.
     (a) Based on their evaluation of registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), within 90 days prior to the filing of this report, the registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
     (b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting, including no significant deficiencies or material weaknesses that required corrective action.
Item 12. Exhibits.
     (a)(1) Not applicable.
     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
     (a)(3) Not applicable.
     (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (furnished herewith).

DIRECTORS AND OFFICERS
     Following are the directors and officers of the registrant together with a brief description of their principal occupations during the past five years or, in some cases, more than five years. Each director and officer is elected for a one-year term. Mr. Tauber is the father of Ms. Horing. Mr. Purther, Ms. Horing and Mr. Pullman are cousins. The registrant is the only fund in the fund complex. The address for each director and officer is in care of the Company at 27777 Franklin Road, Suite 1630, Southfield, Michigan 48034.

	Position(s)	Term of Office	Principal Occupation(s)
Name and	Held with	and Length of	during Past Five Years and
Age	Fund	Time Served	Other Directorships Held by Director

DISINTERESTED DIRECTORS

Mark E. Schlussel, 68	Director	One year term Director since 1979	Partner in the firm Schlussel & Schefman, attorneys (Birmingham, MI) since April 2004.

David K. Page, 76	Director	One year term Director since 1989	Partner in the firm of Honigman Miller Schwartz and Cohn, attorneys (Detroit, MI) for more than five years. Director of Meadowbrook Insurance Group, Inc.

INTERESTED DIRECTORS AND OFFICERS

Thomas E. Purther, 44	Director, Secretary	One year term Director since 1994	CEO of Paramount Bancorp, Inc., a bank holding company (Farmington Hills, MI) since February 1998; Chairman of Paramount Bank, a commercial bank (Farmington Hills, MI) since February 1998; and Chairman and CEO of Cambridge Investors, LLC, real estate acquisition, development and management company (Farmington Hills, MI) since June 2000.

Ellen T. Horing, 46	Director, Treasurer	One year term Director since 1995	Portfolio manager of Highgate Partners, L.P., an investment partnership (Mt. Kisco, NY) since January 1993; portfolio advisor and partner, Sterling Stamos Capital Management, LP (formerly SP Capital Management, LP) (New York, NY) January 2003 to December 2004 and reduced interest limited partner in Sterling Stamos Capital Management, LP from December 2004 to July 2007.

DIRECTORS AND OFFICERS — continued

	Position(s)	Term of Office	Principal Occupation(s)
Name and	Held with	and Length of	during Past Five Years and
Age	Fund	Time Served	Other Directorships Held by Director

Michael Pullman, 25	Director	One year term Director since 2009	Acquisitions analyst for DLC Management (Tarrytown, NY) since July 2006.

Joel D. Tauber, 74	President	One year term President since October 1995	Manufacturing executive, business consultant and investor since prior to 1999; Chairman of the Board of Directors of KCL Management Corp. (Chicago, IL) since December 2005; Chairman of the Board of Keywell Corporation (Chicago, IL) from 1996 to December 2005; Manager of Carolina Precision Plastics, LLC (Asheboro, NC) from June 2004 to December 2007.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEYCO BOND FUND, INC.
By:	/s/ Joel D. Tauber
Joel D. Tauber, President
Date: November 20, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joel D. Tauber
Joel D. Tauber, President

By:	/s/ Ellen T. Horing
Ellen T. Horing, Treasurer
Date: November 20, 2009

EXHIBIT INDEX

Exhibit No.	Description

EX.99.302CERT (a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

EX.99.906CERT (b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.